UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.3%
AUSTRALIA 8.7%
DIVERSIFIED 5.1%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
FKP Property Group	1,720,001	1,512,220
GPT Group	3,171,988	10,302,167
Mirvac Group	2,207,236	2,842,402
Stockland	3,853,939	14,789,250
		29,446,039
INDUSTRIAL 1.0%
Goodman Group	7,922,787	5,613,529
RETAIL 2.6%
Westfield Group	1,575,416	15,219,820
TOTAL AUSTRALIA		50,279,388
BRAZIL 1.3%
DIVERSIFIED 0.2%
PDG Realty SA Empreendimentos e Participacoes	247,028	1,385,953
OFFICE 0.9%
BR Properties SA	470,083	4,937,937
RESIDENTIAL 0.2%
MRV Engenharia e Participacoes SA	149,950	1,199,490
TOTAL BRAZIL		7,523,380
CANADA 4.2%
DIVERSIFIED 1.5%
Dundee Real Estate Investment Trust, 144A(d)	175,312	5,985,382
H&R Real Estate Investment Trust	131,630	2,986,962
		8,972,344
RESIDENTIAL 0.8%
Boardwalk REIT	89,932	4,462,742

	Number of Shares	Value
RETAIL 1.9%
Primaris Retail REIT	345,345	$7,587,260
RioCan REIT	119,060	3,126,630
		10,713,890
TOTAL CANADA		24,148,976
FINLAND 1.0%
DIVERSIFIED
Sponda Oyj	1,035,203	5,883,027
FRANCE 4.1%
DIVERSIFIED
Gecina SA	37,321	5,147,381
Unibail-Rodamco	86,481	18,733,422
		23,880,803
GERMANY 0.9%
OFFICE 0.2%
Alstria Office REIT AG	109,554	1,523,099
RESIDENTIAL 0.7%
Deutsche Wohnen AG(c)	273,349	3,943,631
TOTAL GERMANY		5,466,730
HONG KONG 13.7%
DIVERSIFIED 9.9%
Agile Property Holdings Ltd.	1,865,000	2,939,481
Glorious Property Holdings Ltd.	5,623,993	1,540,018
Guangzhou R&F Properties Co., Ltd. Class H	100	149
Hang Lung Properties Ltd.	1,838,600	8,024,692
KWG Property Holding Ltd.	3,925,660	3,179,469
New World Development Ltd.	1,406,885	2,488,734
Shimao Property Holdings Ltd.	2,779,507	3,923,480
Sun Hung Kai Properties Ltd.	1,367,019	21,651,431
Swire Pacific Ltd. Class A	287,000	4,213,562
Wharf Holdings Ltd.	1,303,948	9,018,699
		56,979,715

	Number of Shares	Value
HOTEL 0.2%
Shangri-La Asia Ltd.	549,767	$1,405,065
OFFICE 2.1%
Hongkong Land Holdings Ltd. (USD)	1,694,600	11,862,200
RESIDENTIAL 1.5%
China Overseas Land & Investment Ltd.	4,073,360	8,326,285
TOTAL HONG KONG		78,573,265
INDIA 0.5%
DIVERSIFIED
DLF Ltd.	291,699	1,777,863
Phoenix Mills Ltd.	239,748	989,206
		2,767,069
JAPAN 8.2%
DIVERSIFIED 7.3%
Mitsubishi Estate Co., Ltd.	796,000	13,464,439
Mitsui Fudosan Co., Ltd.	1,354,334	22,355,140
Nomura Real Estate Holdings	325,800	4,939,093
Tokyu Land Corp.	229,000	996,610
		41,755,282
OFFICE 0.7%
Japan Prime Realty Investment Corp.	125	337,521
Nippon Building Fund	302	2,940,851
Nomura Real Estate Office Fund	116	785,141
		4,063,513
RESIDENTIAL 0.2%
Advance Residence Investment	608	1,195,826
TOTAL JAPAN		47,014,621
NETHERLANDS 1.5%
RETAIL
Corio NV	123,711	8,653,951

	Number of Shares	Value
NORWAY 0.5%
OFFICE
Norwegian Property ASA(c)	1,568,728	$2,879,181
PHILIPPINES 1.0%
RETAIL
SM Prime Holdings	21,702,444	5,600,631
SINGAPORE 3.9%
DIVERSIFIED 2.1%
CapitaLand Ltd.	1,609,690	4,214,182
Global Logistic Properties Ltd.(c)	1,816,000	2,694,106
Keppel Land Ltd.	1,555,045	5,539,192
		12,447,480
INDUSTRIAL 0.4%
Ascendas REIT (b)	1,359,000	2,131,382
OFFICE 0.9%
CapitaCommercial Trust	4,543,000	5,009,734
RETAIL 0.5%
CapitaMalls Asia Ltd.	2,058,319	2,906,631
TOTAL SINGAPORE		22,495,227
SWEDEN 1.6%
DIVERSIFIED
Castellum AB	193,218	2,810,154
Fabege AB	570,562	6,169,435
		8,979,589
UNITED KINGDOM 6.2%
DIVERSIFIED 4.0%
British Land Co., PLC	1,074,702	9,525,299
Hammerson PLC	1,472,132	10,553,959
Land Securities Group PLC	237,271	2,791,920
		22,871,178

	Number of Shares	Value
INDUSTRIAL 1.2%
Segro PLC	1,337,649	$6,898,925
OFFICE 1.0%
Great Portland Estates PLC	955,573	5,914,042
TOTAL UNITED KINGDOM		35,684,145
UNITED STATES 40.0%
DIVERSIFIED 1.7%
American Assets Trust	100,080	2,128,702
Forest City Enterprises(c)	407,057	7,664,883
		9,793,585
HEALTH CARE 3.1%
Health Care REIT	62,428	3,273,724
Ventas	265,189	14,399,763
		17,673,487
HOTEL 4.2%
Hersha Hospitality Trust	460,724	2,736,701
Host Hotels & Resorts	479,187	8,438,483
Hyatt Hotels Corp., Class A(c)	148,630	6,397,035
Sunstone Hotel Investors(c)	672,302	6,850,757
		24,422,976
INDUSTRIAL 2.5%
First Industrial Realty Trust(c)	158,706	1,887,014
ProLogis	795,328	12,709,342
		14,596,356
OFFICE 6.3%
BioMed Realty Trust	166,006	3,157,434
Boston Properties	122,049	11,576,348
Liberty Property Trust	299,384	9,849,734
Mack-Cali Realty Corp.	138,876	4,707,896
SL Green Realty Corp.	92,382	6,947,126
		36,238,538

	Number of Shares	Value
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	48,553	$2,813,161
RESIDENTIAL—APARTMENT 9.3%
Apartment Investment & Management Co.	176,736	4,501,466
AvalonBay Communities	81,762	9,817,981
Equity Residential	341,999	19,292,164
Home Properties	6,654	392,253
Post Properties	218,956	8,594,023
UDR	441,754	10,765,545
		53,363,432
SELF STORAGE 1.7%
Public Storage	88,736	9,841,710
SHOPPING CENTER 9.9%
COMMUNITY CENTER 2.8%
Developers Diversified Realty Corp.	846,377	11,849,278
Kimco Realty Corp.	239,016	4,383,553
		16,232,831
REGIONAL MALL 7.1%
General Growth Properties	591,853	9,161,884
Simon Property Group	293,710	31,473,964
		40,635,848
TOTAL SHOPPING CENTER		56,868,679
SPECIALTY 0.8%
DuPont Fabros Technology	177,036	4,293,123
TOTAL UNITED STATES		229,905,047
TOTAL COMMON STOCK (Identified cost—$457,542,381)		559,735,030

	Number of Warrants	Value
WARRANTS 0.0%
HONG KONG
Henderson Land Development, Ltd., expire 6/1/11(c) (Identified cost—$0)	83,122	$5,023

		Number of Shares
SHORT-TERM INVESTMENTS 2.5%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(e)		7,200,195	7,200,195
State Street Institutional Liquid Reserves Fund, 0.19%(e)		7,202,497	7,202,497
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$14,402,692)			14,402,692

TOTAL INVESTMENTS (Identified cost—$471,945,073)	99.8%		574,142,745

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		1,321,626

NET ASSETS (Equivalent to $21.19 per share based on 27,151,084 shares of common stock outstanding)	100.0%		$575,464,371

Glossary of Portfolio Abbreviations
EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security.  Aggregate holdings equal 0.0% of net assets of the Fund.

(b) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.4% of net assets of the Fund.

(c) Non-income producing security.

(d) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.01% of net assets of the Fund.

(e) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)*
Common Stock — Singapore — Industrial	$2,131,382	$—	$2,131,382	$—
Common Stock — All Other	557,603,648	557,603,648	—	—
Warrants	5,023	5,023	—	—
Money Market Funds	14,402,692	—	14,402,692	—
Total Investments	$574,142,745	$557,608,671	$16,534,074	$—

* BGP Holdings PLC was acquired via a spinoff and has been fair valued at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$107,592,981
Gross unrealized depreciation	(5,395,309)
Net unrealized appreciation	$102,197,672
Cost for federal income tax purposes	$471,945,073

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011